THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND October 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value

Austria — 1.6%
ANDRITZ	59,530	$2,007,289

Brazil — 1.4%
Cia de Saneamento de Minas Gerais-COPASA	241,000	1,793,025

Canada — 0.9%
Stantec	37,851	1,086,977

France — 8.3%
Suez	211,883	3,881,908
Veolia Environnement	349,100	6,496,202

		10,378,110

Germany — 1.6%
Norma Group (A)	63,080	1,958,497

Hong Kong — 6.4%
Beijing Enterprises Water Group	5,056,000	1,925,652
China Everbright Environment	3,462,000	1,752,531
China Water Affairs Group	2,726,580	1,959,078
Guangdong Investment	1,148,000	1,701,530
SIIC Environment Holdings	3,681,000	503,962

		7,842,753

India — 0.5%
VA Tech Wabag *	244,871	609,063

Japan — 4.1%
Kurita Water Industries	170,200	5,061,604

Mexico — 2.3%
Orbia Advance	1,602,800	2,847,961

Netherlands — 3.9%
Aalberts	84,628	2,846,660
Arcadis	85,163	1,975,326

		4,821,986

Philippines — 0.9%
Metro Pacific Investments	12,746,000	1,061,265

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND October 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — 3.2%
Woongjin Coway	64,886	$3,957,206

Sweden — 1.0%
Alfa Laval	59,033	1,197,408

United Kingdom — 11.4%
Costain Group	1,574,334	669,833
Ferguson	23,380	2,334,041
Pennon Group	276,378	3,556,983
United Utilities Group	676,612	7,578,059

		14,138,916

United States — 48.9%

Health Care — 6.0%
Agilent Technologies	36,897	3,766,815
Danaher	16,154	3,707,989

		7,474,804

Industrials — 33.8%
Evoqua Water Technologies *	61,231	1,404,027
Fortune Brands Home & Security	48,919	3,956,080
Granite Construction	67,984	1,312,771
IDEX	6,965	1,186,766
Lindsay	15,236	1,604,351
Mueller Water Products, Cl A	327,340	3,391,242
Pentair	116,848	5,814,356
PICO Holdings *	239,533	1,980,938
Rexnord	81,308	2,608,361
Roper Technologies	9,815	3,644,702
SPX *	65,672	2,783,836
Tetra Tech	6,301	635,834
Toro	24,450	2,007,345
Valmont Industries	40,947	5,812,427
Xylem	43,646	3,803,312

		41,946,348

Information Technology — 1.9%
Itron *	34,279	2,329,258

Utilities — 7.2%
Consolidated Water	46,943	472,247

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND October 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Utilities — continued
Essential Utilities	142,047	$5,852,336
Middlesex Water	10,816	693,738
SJW Group	29,880	1,813,417

		8,831,738

		60,582,148

TOTAL COMMON STOCK (Cost $112,394,550)		119,344,208

TOTAL INVESTMENTS — 96.4% (Cost $112,394,550)		$119,344,208

Percentages are based on Net Assets of $123,749,865.

* Non-income producing security.

Cl — Class

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$ —	$ 2,007,289	$ —	$ 2,007,289
Brazil	1,793,025	—	—	1,793,025
Canada	1,086,977	—	—	1,086,977
France	—	10,378,110	—	10,378,110
Germany	—	1,958,497	—	1,958,497
Hong Kong	—	7,842,753	—	7,842,753
India	—	609,063	—	609,063
Japan	—	5,061,604	—	5,061,604
Mexico	2,847,961	—	—	2,847,961
Netherlands	—	4,821,986	—	4,821,986
Philippines	—	1,061,265	—	1,061,265
South Korea	—	3,957,206	—	3,957,206
Sweden	—	1,197,408	—	1,197,408
United Kingdom	—	14,138,916	—	14,138,916
United States	60,582,148	—	—	60,582,148
Total Common Stock	66,310,111	53,034,097	—	119,344,208

Total Investments in Securities	$ 66,310,111	$ 53,034,097	$ —	$ 119,344,208

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND October 31, 2020 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semiannual financial statements.

KBI-QH-001-0500